INCOME TAXES (Schedule of Reconciliation between Actual Income Tax Expense and Amount that Results by Applying PRC Statutory Tax Rate, to Income Before Income Tax Expense) (Details)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Computed "expected" tax expense		3,175	10,982	34,422
Effect of tax rate differential		(797)	50	(33)
PRC dividend withholding tax		(1,830)	2,351	4,598
Change in tax rate			8,659
Non-deductible expenses:
- Disallowed rental expenses		13,960	13,333	14,190
- Penalty charged by the governmental authority		949	1,419
- Bad debt write-off		72	194	569
- Disallowed entertainment expense		435	457	441
- Deemed profit method differential		442	328	396
- Withholding taxes on rebate income		605	440	367
- Others		153	115	275
Tax effect from the waiver of intra-group debts subject to tax bureau's approval		7,666
Reversal of deferred tax liabilities on equity method investment				(6,250)
Non-taxable income		(1,463)	(1,308)	(1,132)
Provision / (reversal) of unrealized tax credit from intra-group transaction		(1,601)	1,601
Investment loss on the dissolution / disposal of PRC subsidiaries		(487)	(1,250)
Release of unrecognized tax benefits due to expiration of the statute of limitations		(4,648)	(4,584)	(2,785)
Change in valuation allowance		9,841	(687)	2,536
Income tax expense	$ 4,267	26,472	32,100	47,594